Note 5 - Long-Term Debt (Details) (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Disclosure Text Block [Abstract]
Limited Dividends Percentage Loans to Profits	60.00%
Restricted Cash and Cash Equivalents	$ 7,994,059		$ 7,862,415
Interest Expense, Debt	$ 895,945	$ 884,341